SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

NOTE 17 - SHARE CAPITAL

(a) Authorized

Unlimited number of voting common shares without par value.

(b) Issued share capital

As at December 31, 2022, 55,970,547 common shares were issued and outstanding.

(c) Share issuances

During the year ended December 31, 2022, the Company had the following share transactions:

(i) On April 29, 2022, 10,000,000 common shares related to the amended agreement between the Company and former owners of Phyto BrandCo (Note 5) were returned to treasury and cancelled for no consideration.

During the year ended December 31, 2021, the Company had the following share transactions:

(i) On April 9, 2021, the Company completed a share consolidation on the basis of three common shares to one post-consolidation common share, resulting in 130,001,985 common shares being consolidated into 43,333,995 post-consolidation common shares at the date of the share consolidation. All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to this share consolidation.

(ii) On August 10, 2021, the Company issued 2,513,720 common shares at $0.80 per share for a total consideration of $2,010,976 pursuant to the acquisition of PerceiveMD (Note 4).

(iii) On September 15, 2021, the Company issued 20,000,000 common shares at $1.20 per share for total consideration of $24,000,000 pursuant to the acquisition Phyto BrandCo. Subsequent to the closing of the acquisition, the Company renegotiated terms of the acquisition with the former shareholders of Phyto BrandCo due to certain conditions in the acquisition agreement not being met. It was resolved that the consideration be amended from $24,000,000 to $12,000,000 by a voluntary return to treasury of 10,000,000 common shares (Note 5).

(iv) On October 18, 2021, the Company completed a non-brokered private placement whereby the Company issued 122,727 units at a price of $1.10 per unit for gross proceeds of $135,000 (Note 17(f)). Each unit is comprised of one common share and one transferable common share purchase warrant with each warrant entitling the holder thereof to acquire one common share at a price of $1.75 per share for two years from the date of the closing. The $131,318 fair value of the 122,727 shares issued was determined based on the Company's share price of $1.07 on the grant date, and the residual value of $3,682 was allocated to reserves. The warrants are subject to an acceleration provision whereby if the daily closing price of the common shares closes at or above $2.00 per share for 50 consecutive trading days, then the Company may accelerate the expiration date of the warrants to the date that is 30 trading days from the date that notice of such acceleration is given via news release. From and after the new accelerated expiration date, no warrants may be exercised, and all unexercised warrants would be void.

During the year ended December 31, 2020, the Company had the following share transactions:

(i) On January 17, 2020, the Company issued 189,934 units on conversion of $250,000 of principal and $6,411 of accrued interest on the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(ii) On January 27, 2020, the Company issued 266,760 units on conversion of $350,000 of principal and $10,126 of accrued interest on the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(iii) On July 10, 2020, the Company issued 200,589 units on conversion of $250,000 of principal and $20,795 of accrued interest on the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(iv) On July 13, 2020, the Company completed a non-brokered private placement whereby 3,882,667 units were issued at a price of $0.90 per unit for gross proceeds of $3,494,400. Each unit consists of one common share and one common share purchase warrant with each warrant exercisable into one common share at an exercise price of $1.50 until July 13, 2022.

In conjunction with the financing, finders' fees of $21,600 in cash were paid and 24,067 compensation options (each a "Compensation Option") were granted. Each Compensation Option entitles the holder to purchase a unit on the same terms as the offering for a period of two years from the date of issuance.

Each underlying common share purchase warrant (a "Compensation Option Warrant") will be subject to the same terms as the warrants attached to the units sold in the financing. If the Compensation Option Warrants are accelerated prior to the exercise of the Compensation Option, each Compensation Option Warrant will expire 30 days after the date of exercise of the Compensation Option. The fair value of the Compensation Option was $38,500 ($1.59 per Compensation Option) and was recognized as a share issuance cost. The fair value of the Compensation Options was estimated using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 0.28%, annualized volatility of 100%, expected dividend yield of nil%, and an expected life of 2 years.

Additionally, the Company settled services and outstanding indebtedness of $543,715 through the issuance of 647,385 common shares at a fair value price of $0.84 per common share. The common shares issued in connection with the services and debt settlement are subject to a hold period that expires four months and one day from the date of issuance.

(v) On July 16, 2020, the Company issued 759,605 units on conversion of $945,000 of principal and $80,467 of accrued interest of the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(vi) On July 28, 2020, the Company issued 953,564 units on conversion of $1,182,000 of principal and $105,311 of accrued interest of the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(vii) On August 5, 2020, the Company issued 161,688 units on conversion of $200,000 of principal and $18,279 of accrued interest of the convertible debenture. Each unit consists of one common share of the Company and one share purchase warrant exercisable at $2.25 for two years from the date of conversion. No value was attributed to the warrant component of the units issued.

(d) Escrow shares

The Company entered into an Escrow Agreement in connection with closing the Reverse takeover ("RTO") on December 20, 2019, in relation to certain of its common shares which were placed in escrow. Pursuant to the Escrow Agreement the escrowed common shares are subject to a timed-release schedule whereby a 10% portion of the escrow shares will be released beginning on listing date, and 15% every six months thereafter until January 6, 2023.

As at December 31, 2022, 1,300,000 common shares were held in escrow (2021 - 4,635,001, 2020 - 6,500,000).

(e) Stock options

The Company has an incentive stock option plan (the "Plan") which provides for the granting of options. Under the Plan the maximum number of stock options issued cannot exceed 10% of the Company's currently issued and outstanding common shares. Options granted under the Plan may have a maximum term of ten years. A participant, who is not a consultant conducting investor relations activities, who is granted an option that is exercisable at the market price at the date of grant, will have their options vest immediately, unless otherwise determined by the Board of Directors. Options granted at below market prices will vest one-sixth every three months.

Options belonging to a participant who is a consultant conducting investor relations activities who is granted an option under the Plan will become vested with the right to exercise one-quarter of the option upon conclusion of every three months subsequent to the grant date. All options are to be settled by physical delivery of shares.

During the year ended December 31, 2022, the Company had the following grants:

(i) On August 19, 2022, the Company granted 300,000 stock options to a certain director for the purchase of up to 300,000 common shares at a price of $0.75 per share. Each stock option is exercisable for a period of five years. The fair value of these options was $138,713 ($0.46 per option) and was recognized as a share-based payment expense.

During the year ended December 31, 2021, the Company had the following grants:

(i) On August 4, 2021, the Company granted 33,333 stock options with an exercise price of $1.35 to certain Directors, Officers, employees, and consultants. The options expire five years from the date of the grant and vest immediately. The fair value of these options was $19,456 ($0.584 per option) which was recognized as a share-based payment expense.

(ii) On October 25, 2021, the Company granted an aggregate of 900,000 stock options to certain directors and officers for the purchase of up to 900,000 common shares at a price of $1.06 per share. The options expire in five years from the date of grant and vest immediately. The fair value of these options was $718,762 ($0.799 per option) and was recognized as a share-based payment expense.

(iii) On October 28, 2021, the Company granted an aggregate of 215,000 stock options to certain employees and a consultant for the purchase of up to 215,000 common shares at a price of $0.95 per share. The options expire in five years from the date of grant and vest immediately. The fair value of these options was $152,305 ($0.708 per option) and was recognized as a share-based payment expense.

During the year ended December 31, 2020, the Company had the following grants:

(i) On January 30, 2020, the Company granted 2,523,333 stock options with an exercise price of $1.35 to certain Directors, Officers, employees, and consultants. The options expire in five years from the date of grant and vest immediately. The fair value of these options was $2,537,300 ($1.02 per option) and was recognized as a share-based payments.

(ii) On June 1, 2020, the Company granted 66,667 stock options with an exercise price of $1.35 to an employee. The options expire two years from the date of grant and vest immediately. The fair value of these options was $22,200 ($0.33 per option) and was recognized as share-based payments.

(iii) On August 5, 2020, the Company granted 1,616,667 stock options with an exercise price of $2.34 to certain Directors, Officers, employees, and consultants. The options expire in five years from the date of grant and vest immediately. The fair value of these options was $2,813,800 ($1.74 per option) and was recognized as a share-based payment.

The fair value of the stock options granted during the year ended December 31, 2022, 2021 and 2020 was estimated using the Black-Scholes option pricing model using the following assumptions:

	2022	2021	2020
Risk-free interest rate	3.13%	0.71 - 1.42%	0.34 - 1.29%
Annualized volatility	100%	100%	100%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	2 - 5 years

A summary of the changes in the Company's stock options outstanding and exercisable is as follows:

	Stock options outstanding and exercisable	Weight average exercise price
	#	$
As at December 31, 2019	-	-
Granted	4,206,667	1.73
Cancelled	(40,000)	1.35
As at December 31, 2020	4,166,667	1.73
Granted	1,148,333	1.05
Cancelled	(1,599,999)	1.89
As at December 31, 2021	3,715,001	1.45
Granted	300,000	0.75
Cancelled	(283,334)	1.51
Expired	(66,667)	1.35
As at December 31, 2022	3,665,000	1.40

As at December 31, 2022, the Company had stock options outstanding and exercisable as follows:

Expiry date	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	$	Years
January 30, 2025	1,583,334	1.35	2.08
August 5, 2025	683,333	2.34	2.60
August 5, 2026	33,333	1.35	3.59
October 25, 2026	900,000	1.06	3.82
October 28, 2026	165,000	0.95	3.83
August 19, 2027	300,000	0.75	4.64
	3,665,000	1.40	2.91

(f) Warrants

As an incentive to complete a private placement the Company may issue units which include common shares and common share purchase warrants. Finders' warrants may be issued as a private placement share issue cost and are valued using the Black-Scholes option pricing model.

The fair value of the finders' warrants granted during the year ended December 31, 2022, 2021 and 2020 was estimated using the Black-Scholes option pricing model using the following assumptions:

	2022	2021	2020
Risk-free interest rate	N/A	0.88%	N/A
Annualized volatility	N/A	100%	N/A
Expected dividend yield	N/A	0.00%	N/A
Expected life	N/A	2 years	N/A

A summary of the changes in the Company's warrants outstanding and exercisable is as follows:

	Warrants outstanding and exercisable	Weight average exercise price
	#	$
As at December 31, 2019	2,470,552	2.19
Issued	6,414,807	1.80
Exercised	(42,967)	1.80
Expired	(506,400)	2.76
As at December 31, 2020	8,335,992	1.80
Issued	122,727	1.75
As at December 31, 2021	8,458,719	1.80
Expired	(8,335,992)	1.80
As at December 31, 2022	122,727	1.75

As at December 31, 2022, the Company had warrants outstanding and exercisable as follows:

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	$	Years
October 18, 2023	122,727	1.75	0.80
	122,727	1.75	0.80

(g) Compensation options

As at December 31, 2022, the Company has nil (2021 - 24,067) compensation options outstanding and exercisable. These compensation options with an exercise price of $0.50 expired on July 13, 2022.